SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenues and Long-Lived Assets With in Geographic Areas
1.	Revenues:

	Year ended December 31,
	2024	2023	2022

North America	$16,262	$14,835	$16,042
Europe	12,763	11,393	10,396
APAC	5,410	3,863	6,571
South and Latin America	975	2,197	1,334
Others	343	504	1,215

	$35,753	$32,792	$35,558

2.	Long-lived assets:
	December 31,
	2024	2023

Canada	$1,491	$1,751
Europe	334	583
USA	31	32
Others	-	65

	$1,856	$2,431